Percentage of Ownership in Equity Method Investment (Detail)	Dec. 31, 2014
France | EAK SNC Composants Pour L'Industrie Automobile
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
Malaysia | Autoliv-Hirotako Safety Sdn Bhd (Parent And Subsidiaries)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
China | Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	30.00%